Fair Value Measurements (Details)		12 Months Ended
	Jan. 16, 2018 USD ($) oz shares	Dec. 31, 2018 USD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Realized losses on sales and redemptions for physical bullion		$ 39,637,898
Change in unrealized gains (losses)		195,868,677
Balance at end of year		991,819,401
CFCL
Acquisition
Units Issued During Period Units Acquisitions | shares	252,156,003
Ounces of gold transferred | oz	1,663,144
Ounces of silver transferred | oz	75,224,102
Cash transferred	$ 7,232,002
Other assets transferred	273,002
Accrued liabilities	$ 807,573
Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year		0
Physical bullion acquired from CFCL		3,530,623,701
Purchases		0
Sales		(14,362,530)
Redemptions for physical bullion		(472,701,839)
Realized losses on sales and redemptions for physical bullion		(39,637,898)
Change in unrealized gains (losses)		(195,868,677)
Balance at end of year		$ 2,808,052,757